CONVERTIBLE NOTES AND DERIVATIVE LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
5. CONVERTIBLE NOTES AND DERIVATIVE LIABILITIES

On August 6, 2014, the Company entered into an agreement with a U.S.-based private equity fund (“Investor”) under which the Company issued an unsecured Convertible Note (“Convertible Note”) in the principal amount of $250,000. The funds to be issued under the Convertible Note is $225,000 (“Consideration”). The Convertible Note includes an original issue discount of $25,000 (“OID”), calculated at 10% of the principal amount ($250,000). The initial Consideration paid to the Company on August 6, 2014 was $66,000. The Investor could pay additional Consideration to the Company in such amounts and at such dates as the Investor may choose in its sole discretion. The principal sum due to the Investor shall be prorated based on the Consideration actually paid by the Investor plus a 10% OID, as well as any other interest or fees, such that the Company is only required to repay the amounts funded and the Company is not required to repay any unfunded portions of the Convertible Note. The Company may repay the Convertible Note at any time on or before 90 days from the transaction date after which the Company may not make further payments on the Convertible Note prior to the Maturity Date without written approval from the Investor. If the Company makes a payment of Consideration on or before 90 days from the transaction date, the interest rate on that payment of Consideration shall be zero percent (0%). If the Company does not repay a payment of Consideration on or before 90 days from the transaction date, a one-time interest charge of 12% shall be applied to the principal amount. Any interest payable is in addition to the OID and that OID (or prorated OID, if applicable) remains payable regardless of time and manner of payment by the Company. The maturity date is two years from the transaction date of each payment ("Maturity Date") and is the date upon which the principal amount of the Convertible Note, as well as any unpaid interest and other fees, shall be due and payable. The Investor had the right, at any time after the transaction date, at its election, to convert all or part of the outstanding and unpaid principal amount and accrued interest (and any other fees) into fully paid and non-assessable shares of common stock of the Company.

The conversion price was the lesser of $0.16 or 60% of the lowest trade price in the 25 trading days prior to the conversion. Unless otherwise agreed in writing by both parties, at no time will the Investor convert any amount of the Convertible Note into common stock that would result in the Investor owning more than 4.99% of the common stock outstanding of the Company. At all times that this Convertible Note is outstanding, the Company agrees to reserve at least 10,000,000 shares of common stock for conversion. On October 30, 2014, the Company and the Investor entered into an amendment (“Amendment #1”), whereby the Company paid a partial note repayment in the amount of $33,333 on November 5, 2014 which equals 50% of the note balance which includes $3,333 in interest, with the remaining balance due by January 6, 2015, which was repaid on December 29, 2014.

On April 28, 2014, the Company entered into a Securities Purchase Agreement (“SPA”), with a U.S.-based private equity fund, under which the Company issued a Secured Convertible Promissory Note (the “Convertible Note”) in the amount of $552,500.  The Convertible Note includes an original issue discount of $50,000 (“OID”), calculated at 10% of the principal amount ($500,000), plus an additional $2,500 (“Transaction Expense Amount”) to cover the investor’s due diligence and legal fees in connection therewith.  The principal amount was to be paid to the investor in six (6) tranches of an initial amount under the Convertible Note of $250,000 and five (5) additional amounts of $50,000, with each of the additional amounts represented by Investor Notes (the Convertible Note and the Investor Notes are collectively referred to herein as the “Notes”). The initial $250,000 in cash was paid to the Company on April 29, 2014. Payment of the Notes will be made on a monthly basis, beginning six months after the issue date when the Company received the initial $250,000, in the amount of $34,531 per month plus all accrued but unpaid interest and other costs, fees or charges payable, for sixteen (16) months until the balance is paid in full.  The Notes are convertible into common stock, at the option of the investor, at a price of $0.40 per share subject to adjustment in the case of a default, reorganization or recapitalization. In the event the Company elects to prepay all or any portion of the Notes, the Company is required to pay to the investor an amount in cash equal to 125% of the outstanding balance of the Notes, plus accrued interest and any other amounts owing. Interest accrues at the rate of 10% per annum. If the Company failed to repay the Notes when due, or if other events of default thereunder apply, a default interest rate of 22% per annum would apply. In addition, if the Company failed to issue stock to the investor within three trading days of receipt of a notice of conversion, the Company must pay a penalty equal to the greater of greater of $500 per day and 2% of the applicable conversion amount or installment amount, as applicable (but, in any event, the cumulative amount of such late fees shall not exceed the applicable conversion amount or installment amount). The Notes were secured by an interest in all right, title, interest, claims and demands of the Company in and to the property described in the Security Agreement, and all replacements, proceeds, products, and accessions thereof.

The Notes were convertible into shares of our common stock in six tranches, consisting of (i) an initial tranche in an amount equal to $277,500 and any interest, costs, fees or charges accrued thereon or added thereto under the terms of this Note and the other Transaction Documents (as defined in the Securities Purchase Agreement), and (ii) five (5) additional tranches, each in the amount of $55,000, plus any interest, costs, fees or charges accrued thereon or added thereto under the terms of this Note and the other Transaction Documents. Except in the case of a Company default, the Notes are convertible by the investor at a price of $.40 per share. Concurrently with the Securities Purchase Agreement, the Company also issued to the investor  warrants (the "Warrants") to purchase 690,625 shares of the Company’s common stock at an exercise price of $.75 per share subject to adjustment as more fully set forth in the warrant agreement.  The Warrants also contains a cashless exercise provision. The Warrants are for a term of two (2) years. In accordance with the warrant agreement as described in Note 5, the warrant price will be reset to equal the conversion price associated with these new debt agreements from the stated strike price of $0.75.

On May 18, 2015, Typenex Co-Investment, LLC (“Typenex”) filed a binding arbitration notice against the Company in the State of Utah regarding a certain Warrant to Purchase Shares of Common Stock (the “Warrant”) issued by the Company to Typenex on April 28, 2014 (the “Arbitration”) in connection with a Convertible Promissory Note of the same date (the “Note”).  On April 29, 2015, Typenex sent a Notice of Exercise to the Company for the issuance of 7,541,511 shares of the Company’s common stock along with an opinion letter indicating the shares should be issued without restrictive legend pursuant to Rule 144 under the Securities Act of 1933, as amended.  The Company immediately filed for an emergency injunction in the State of New Jersey, the location of the Company’s transfer agent.  The injunction was granted and Typenex and the Company subsequently agreed no shares would be issued until the resolution of the Arbitration.  The Arbitration hearing is currently scheduled for November 11 and 12, 2015 in the State of Utah.  The Company has filed a response and counterclaim to the Arbitration notice alleging, among other things, that Typenex did not fulfill its obligations under the original Note and failed to disclose material matters regarding Typenex and its principal to the Company and has requested damages and attorneys’ fees be paid by Typenex to the Company.  Further, the Company is challenging the number of shares that may be subject to the Warrant. Although the Company believes it will prevail on the merits, there can be no guaranty that it will do so.

On February 4, 2015, the Company entered into a convertible note in an amount up to $250,000 with an investor. The initial funding was in the gross amount of $27,500, with net proceeds received of $25,000. The $2,500 represents Original Issue Discount. The maturity date of this note is two years from the date that each tranche is paid. The note was convertible at the lesser of $0.065 or 60% of the lowest trade price in the 25 trading days previous to the conversion.

The Company may repay this note at any time on or before 90 days from the effective date (the date the Company receives the cash) of the note at no additional interest charge. If the note remains outstanding beyond the 90 days, there will be a one-time 12% interest charge applied in addition to the Original Issue Discount recognized at the onset of the note. The investor has the right to convert at any time after the effective date of this note.  The Company repaid this note along with all accrued interest on April 22, 2015.

On April 22, 2015 the Company repaid a 10% convertible note to an investor in the amount of $27,778.  The note was issued on February 4, 2015.  The initial funding was in the gross amount of $27,500, with net proceeds received of $25,000. The $2,500 represented Original Issue Discount. The maturity date of this note was two years from the date that each tranche is paid. The note was convertible at the lesser of $0.065 or 60% of the lowest trade price in the 25 trading days previous to the conversion.

The Company repaid this note within 90 days from the effective date (the date the Company received the cash) of the note at no additional interest charge. The investor had the right to convert at any time after the effective date of this note. The addition $2,778 payment was calculated as a proration of the total original issue discount sum of all tranches of the loan ($25,000) multiplied by the total net proceeds available ($225,000) divided by total principal sum of all tranches ($250,000).

On February 9, 2015, the Company entered into a convertible note in an amount of $110,000 with an investor. The gross amount of the note is $110,000, with net proceeds received of $100,000. The $10,000 represents Original Issue Discount. The note will also bear interest at 8%, compounded annually. The maturity date of this note is one year from execution. The note may be converted, in whole or in part, into shares of the Company’s common stock. The conversion price will be 60%, equivalent to a 40% discount, of the lowest trading price of the Company’s common stock during the 25 trading days prior to conversion. For defaults, the note is immediately due and payable and subject to a penalty interest rate of 20%. On May 7, 2015 this note was assigned to M Capital Partners LLC in consideration for a payment of $145,000 by M Capital Partners LLC to the original note holder. The Company still owes the entire $110,000 note, however, the noteholder is M Capital Partners LLC. As a result of this assignment, the Company as noted above issued 300,000 shares of common stock to Iconic.

The note may be prepaid according to the following schedule: Between 1 and 45 days from the date of execution, the note may be prepaid for 105% of face value plus accrued interest. Between 46 and 90 days from the date of execution, the note may be prepaid for 110% of face value plus accrued interest. Between 91 and 135 days from the date of execution, the note may be prepaid for 125% of face value plus accrued interest. Between 136 and 180 days from the date of execution, the note may be prepaid for 135% of face value plus accrued interest. After 180 days from the date of execution, the note may not be prepaid without written consent from the investor.

On March 6, 2015, the Company entered into an 8% convertible redeemable note with an investor in the amount of $31,500. The gross amount of the note is $31,500, with net proceeds received of $30,000. The $1,500 represents legal fees. This note matures on March 6, 2016. The investor is entitled, at its option, at any time, to convert all or any amount of the principal face amount of the note, then outstanding into shares of the Company’s common stock at a price for each share of common stock equal to 58% of the lowest trading price of the Company’s common stock as reported on the OTCQB for the fifteen prior trading days including the day upon which a notice of conversion is delivered.

The note may be prepaid according to the following schedule: Between 1 and 30 days from the date of execution, the note may be prepaid for 110% of face value plus accrued interest. Between 31 and 60 days from the date of execution, the note may be prepaid for 116% of face value plus accrued interest. Between 61 and 90 days from the date of execution, the note may be prepaid for 122% of face value plus accrued interest. Between 91 and 120 days from the date of execution, the note may be prepaid for 128% of face value plus accrued interest. Between 121 and 150 days from the date of execution, the note may be prepaid for 134% of face value plus accrued interest. Between 151 and 180 days from the date of execution, the note may be prepaid for 135% of face value plus accrued interest. After 180 days from the date of execution, the note may not be prepaid.

On March 11, 2015, the Company entered into an 8% convertible redeemable note with an investor in the amount of $52,500. The gross amount of the note is $52,500, with net proceeds received of $50,000. The $2,500 represents legal fees. This note matures on March 11, 2016. The investor is entitled, at its option, at any time, to convert all or any amount of the principal face amount of the note, then outstanding into shares of the Company’s common stock at a price for each share of common stock equal to 55% of the lowest trading price of the Company’s common stock as reported on the OTCQB for the fifteen prior trading days including the day upon which a notice of conversion is delivered.

The note may be prepaid according to the following schedule: Between 1 and 30 days from the date of execution, the note may be prepaid for 105% of face value plus accrued interest. Between 31 and 60 days from the date of execution, the note may be prepaid for 115% of face value plus accrued interest. Between 61 and 90 days from the date of execution, the note may be prepaid for 120% of face value plus accrued interest. Between 91 and 120 days from the date of execution, the note may be prepaid for 130% of face value plus accrued interest. Between 121 and 150 days from the date of execution, the note may be prepaid for 135% of face value plus accrued interest. Between 151 and 180 days from the date of execution, the note may be prepaid for 140% of face value plus accrued interest. After 180 days from the date of execution, the note may not be prepaid.

On March 13, 2015, the Company entered into an 8% convertible redeemable note with an investor in the amount of $52,500. The gross amount of the note is $52,500, with net proceeds received of $50,000. The $2,500 represents legal fees. This note matures on March 13, 2016.

The investor is entitled, at its option, at any time, to convert all or any amount of the principal face amount of the note, then outstanding into shares of the Company’s common stock at a price for each share of common stock equal to 55% of the lowest trading price of the Company’s common stock as reported on the OTCQB for the fifteen prior trading days including the day upon which a notice of conversion is delivered.

The note may be prepaid according to the following schedule: Between 1 and 30 days from the date of execution, the note may be prepaid for 105% of face value plus accrued interest. Between 31 and 60 days from the date of execution, the note may be prepaid for 115% of face value plus accrued interest. Between 61 and 90 days from the date of execution, the note may be prepaid for 120% of face value plus accrued interest. Between 91 and 120 days from the date of execution, the note may be prepaid for 130% of face value plus accrued interest. Between 121 and 150 days from the date of execution, the note may be prepaid for 135% of face value plus accrued interest. Between 151 and 180 days from the date of execution, the note may be prepaid for 140% of face value plus accrued interest. After 180 days from the date of execution, the note may not be prepaid.

On March 31, 2015, the Company entered into an 8% convertible redeemable note with an investor in the amount of $105,000. The gross amount of the note is $105,000, with net proceeds received of $100,000. The $5,000 represents legal fees. This note matures on March 31, 2016.

The investor is entitled, at its option, at any time, to convert all or any amount of the principal face amount of the note, then outstanding into shares of the Company’s common stock at a price for each share of common stock equal to 55% of the lowest trading price of the Company’s common stock as reported on the OTCQB for the fifteen prior trading days including the day upon which a notice of conversion is delivered.

The note may be prepaid according to the following schedule: Between 1 and 30 days from the date of execution, the note may be prepaid for 105% of face value plus accrued interest. Between 31 and 60 days from the date of execution, the note may be prepaid for 115% of face value plus accrued interest. Between 61 and 90 days from the date of execution, the note may be prepaid for 120% of face value plus accrued interest. Between 91 and 120 days from the date of execution, the note may be prepaid for 130% of face value plus accrued interest. Between 121 and 150 days from the date of execution, the note may be prepaid for 135% of face value plus accrued interest. Between 151 and 180 days from the date of execution, the note may be prepaid for 140% of face value plus accrued interest. After 180 days from the date of execution, the note may not be prepaid.

On April 8, 2015, the Company entered into a 10% convertible redeemable note payable with an investor in the amount of $53,000. The gross amount of the note is $53,000, with net proceeds received of $50,000. The $3,000 represents legal fees. This note matures on April 8, 2016.

The investor is entitled, at its option, at any time, to convert all or any amount of the principal face amount of the note, then outstanding into shares of the Company’s common stock at a price for each share of common stock equal to 60% of the lowest trading price of the Company’s common stock as reported on the OTCQB for the twenty prior trading days including the day upon which a notice of conversion is delivered.

The note may be prepaid at any time during the period beginning on the Issue Date and ending on the date which is three (3) months following the Issue Date (“Prepayment Termination Date”), Borrower shall have the right, exercisable on not less than five (5) Trading Days prior written notice to the Holder of this Note, to prepay the outstanding balance on this Note (principal and accrued interest), in full.

After the Prepayment Termination Date, the Borrower shall have no right to prepay this Note. For purposes hereof, the “Prepayment Factor” shall equal one hundred and fifty percent (150%), provided that such Prepayment factor shall equal one hundred and twenty percent (120%) if the Optional Prepayment Date occurs on or before the date which is three (3) months following the Issue Date hereof.

On May 22, 2015, the Company entered into an 8% convertible redeemable note payable with an investor in the amount of $137,500. The gross amount of the note is $137,500, with net proceeds received of $118,750. The $18,750 represents legal fees of $6,250 and Original Issue Discount of $12,500. This note matures on May 22, 2016. The note will also bear interest at 8%, compounded annually. The maturity date of this note is one year from execution. The note may be converted, in whole or in part, into shares of the Company’s common stock. The conversion price will be 68%, equivalent to a 32% discount, of the lowest trading price of the Company’s common stock during the 15 trading days prior to conversion. For defaults, the note is immediately due and payable and subject to a penalty interest rate of 24%.

The note may be prepaid according to the following schedule: Between 1 and 30 days from the date of execution, the note may be prepaid for 105% of face value plus accrued interest. Between 31 and 60 days from the date of execution, the note may be prepaid for 115% of face value plus accrued interest. Between 61 and 90 days from the date of execution, the note may be prepaid for 120% of face value plus accrued interest. Between 91 and 120 days from the date of execution, the note may be prepaid for 135% of face value plus accrued interest. Between 121 and 180 days from the date of execution, the note may be prepaid for 140% of face value plus accrued interest. After 180 days from the date of execution, the note may not be prepaid.

On May 22, 2015, the Company entered into a 12% convertible redeemable note payable with an investor in the amount of $82,500. The gross amount of the note is $82,500, with net proceeds received of $75,000. The $7,500 represents an Original Issue Discount. This note matures on May 22, 2016. The note will also bear interest at 12%, compounded annually. The maturity date of this note is one year from execution. The note may be converted, in whole or in part, into shares of the Company’s common stock. The conversion price will be the lower of 60%, equivalent to a 40% discount, of the lowest trading price of the Company’s common stock as of the date of conversion notice or $0.10 per share. For defaults, the note is immediately due and payable and subject to a penalty interest rate of 18%.

The note may be prepaid according to the following schedule: Between 1 and 30 days from the date of execution, the note may be prepaid for 125% of face value plus accrued interest. Between 31 and 180 days from the date of execution, the note may be prepaid for 135% of face value plus accrued interest. After 180 days from the date of execution, the note may be prepaid for 145% of face value plus accrued interest.

As consideration for the holder’s commitment to purchase this debenture, borrower issued to holder 400,000 shares of the Company’s common stock. These commitment fee shares have been earned in full upon holder’s purchase of this debenture; none of the commitment fee shares will be returned in the event of prepayment of the note.

On June 8, 2015, the Company entered into a 10% convertible redeemable note payable with an investor in the amount of $100,000. The gross amount of the note is $100,000, with net proceeds received of $96,500. The $3,500 represents legal fees. This note matures on June 8, 2016. The note will also bear interest at 10%, compounded annually. The maturity date of this note is one year from execution. The note may be converted, in whole or in part, into shares of the Company’s common stock. The conversion price will be the lower of closing price of the common stock on the principle market on the training day immediately preceding the closing date or 35%, equivalent to a 65% discount, of the lowest trading price of the Company’s common stock during the 20 trading days prior to conversion. For defaults, the note is immediately due and payable and subject to a penalty interest rate of 24%.

The note may be prepaid according to the following schedule: Between 1 and 90 days from the date of execution, the note may be prepaid for 120% of face value plus accrued interest. Between 91 and 180 days from the date of execution, the note may be prepaid for 140% of face value plus accrued interest. After 180 days from the date of execution, the note may not be prepaid.

On June 10, 2015, the Company entered into a 12% convertible redeemable note payable with an investor in the amount of $82,500. The gross amount of the note is $82,500, with net proceeds received of $75,000. The $7,500 represents an Original Issue Discount. This note matures on May 22, 2016. The note will also bear interest at 12%, compounded annually. The maturity date of this note is one year from execution. The note may be converted, in whole or in part, into shares of the Company’s common stock. The conversion price will be the lower of 60%, equivalent to a 40% discount, of the lowest trading price of the Company’s common stock as of the date of conversion notice or $0.06 per share. For defaults, the note is immediately due and payable and subject to a penalty interest rate of 18%.

The note may be prepaid according to the following schedule: Between 1 and 30 days from the date of execution, the note may be prepaid for 125% of face value plus accrued interest. Between 31 and 180 days from the date of execution, the note may be prepaid for 135% of face value plus accrued interest. After 180 days from the date of execution, the note may be prepaid for 145% of face value plus accrued interest.

As consideration for the holder’s commitment to purchase this debenture, borrower issued to holder 600,000 shares of the Company’s common stock. These commitment fee shares have been earned in full upon holder’s purchase of this debenture; none of the commitment fee shares will be returned in the event of prepayment of the note.

All convertible notes payable are due within one year and are reflected as current liabilities in the condensed consolidated balance sheet at June 30, 2016.

As of June 30, 2015, the Company has $33,042 remaining in discount of the original issue discount with respect to these notes. Amortization of the original issue discount for the six months ended June 30, 2015 was $6,958, and interest expense on the convertible notes for the six months ended June 30, 2015 was $13,762. Accrued interest on these convertible notes at June 30, 2015 was $13,483.

Derivative Liability - Warrants

In accordance with Financial Accounting Standards Board (“FASB”) ASC 815, Derivatives and Hedging, the embedded conversion option in the Convertible Note, as well as the Warrants issued by the Company, are required to be accounted for as derivative instrument liabilities. Such liabilities are initially and continuously carried at fair value with changes in their fair value reported in income in each reporting period. Accounting for the conversion option in the Convertible Note and for the Warrants as derivative instruments is required because both the Convertible Note and the Warrants have down-round anti-dilution protection, or ratchet exercise prices, whereby the conversion or exercise price is reduced if the Company subsequently issues common stock, convertible securities or stock options or stock warrants at a lower price or with a lower exercise or conversion price. Such a provision is inconsistent with the “fixed for fixed” nature of an equity option and therefore the instruments do not meet one of the required tests for equity classification. In addition, because the Convertible Note and the Warrants are denominated in a currency (U.S. dollars) that is different from the Company’s functional currency (Canadian dollars), they do not meet the test of being indexed only to the Company’s common stock. When one or more instruments are accounted for as derivative liabilities at fair value, the proceeds received are first allocated to the initial fair value of those derivative instruments, with any remaining proceeds allocated to the initial carrying value of the Convertible Note, which is accounted for at amortized cost. Interest is accrued on the initial carrying value of the Convertible Note at whatever effective interest rate is required in order to equate the present value of the expected future cash flows associated with the Convertible Note with their initial carrying value. Stated interest on the Note (10% per annum) is not accrued separately but is included in the effective interest rate on the Convertible Note.

The fair value of the embedded conversion option in the Note and the fair value of the Warrants have been calculated using the call option value output from a binomial Lattice model. A binomial Lattice model assumes that the price of the stock that underlies an option follows a probability distribution in which the underlying event only has one of two possible outcomes - the market price of the stock can either go up or go down in the future.

The Lattice valuation model takes into account all of the assumptions that market participants would likely consider in negotiating the transfer of the embedded conversion option and the Warrants, namely, stock price, exercise price, time to expiration, volatility, risk-free rate and dividends.

The Company between November 26, 2014 and December 31, 2014, repaid the entire convertible note balance of $277,500 thus extinguishing the note. Upon the initial recording of the convertible note and warrants associated with the convertible note, a derivative liability was recorded as the convertible note and warrant each contained embedded derivatives as determined under ASC 815. Since the warrants associated with the convertible note remain outstanding as of June 30, 2015, the derivative liability associated with the warrants remain. The Company recognized a loss on the fair value of the derivative liabilities of $60,193 during the six months ended June 30, 2015 bringing the derivative liability balance to $257,233 at June 30, 2015.

On August 6, 2014, the Company entered into an agreement with a U.S.-based private equity fund (“Investor”) under which the Company issued an unsecured Convertible Note (“Convertible Note”) in the principal amount of $250,000. The funds to be issued under the Convertible Note is $225,000 (“Consideration”). The Convertible Note includes an original issue discount of $25,000 (“OID”), calculated at 10% of the principal amount ($250,000). The initial Consideration paid to the Company on August 6, 2014 was $66,000. The Investor may pay additional Consideration to the Company in such amounts and at such dates as the Investor may choose in its sole discretion. The principal sum due to the Investor shall be prorated based on the Consideration actually paid by the Investor plus a 10% OID, as well as any other interest or fees, such that the Company is only required to repay the amounts funded and the Company is not required to repay any unfunded portions of the Convertible Note. The Company may repay the Convertible Note at any time on or before 90 days from the transaction date after which the Company may not make further payments on the Convertible Note prior to the Maturity Date without written approval from the Investor. If the Company makes a payment of Consideration on or before 90 days from the transaction date, the interest rate on that payment of Consideration shall be zero percent (0%). If the Company does not repay a payment of Consideration on or before 90 days from the transaction date, a one-time interest charge of 12% shall be applied to the principal amount. Any interest payable is in addition to the OID and that OID (or prorated OID, if applicable) remains payable regardless of time and manner of payment by the Company. The maturity date is two years from the transaction date of each payment ("Maturity Date") and is the date upon which the principal amount of the Convertible Note, as well as any unpaid interest and other fees, shall be due and payable. The Investor has the right, at any time after the transaction date, at its election, to convert all or part of the outstanding and unpaid principal amount and accrued interest (and any other fees) into fully paid and non-assessable shares of common stock of the Company.

The conversion price is the lesser of $0.16 or 60% of the lowest trade price in the 25 trading days prior to the conversion. Unless otherwise agreed in writing by both parties, at no time will the Investor convert any amount of the Convertible Note into common stock that would result in the Investor owning more than 4.99% of the common stock outstanding of the Company. At all times that this Convertible Note is outstanding, the Company agrees to reserve at least 10,000,000 shares of common stock for conversion. On October 30, 2014, the Company and the Investor entered into an amendment (“Amendment #1”), whereby the Company paid a partial note repayment in the amount of $33,333 on November 5, 2014 which equals 50% of the note balance  which includes $3,333  in interest, with the remaining balance due by January 6, 2015, which was repaid on December 29, 2014.

On April 28, 2014, the Company entered into a Securities Purchase Agreement (“SPA”), with a U.S.-based private equity fund, under which the Company issued a Secured Convertible Promissory Note (the “Convertible Note”) in the amount of $552,500.  The Convertible Note includes an original issue discount of $50,000 (“OID”), calculated at 10% of the principal amount ($500,000), plus an additional $2,500 (“Transaction Expense Amount”) to cover the investor’s due diligence and legal fees in connection therewith.  The principal amount will be paid to the investor in six (6) tranches of an initial amount under the Convertible Note of $250,000 and five (5) additional amounts of $50,000, with each of the additional amounts represented by Investor Notes (the Convertible Note and the Investor Notes are collectively referred to herein as the “Notes”). The initial $250,000 in cash was paid to the Company on April 29, 2014. Payment of the Notes will be made on a monthly basis, beginning six months after the issue date when the Company received the initial $250,000, in the amount of $34,531 per month plus all accrued but unpaid interest and other costs, fees or charges payable, for sixteen (16) months until the balance is paid in full.  The Notes are convertible into common stock, at the option of the investor, at a price of $0.40 per share subject to adjustment in the case of a default, reorganization or recapitalization. In the event the Company elects to prepay all or any portion of the Notes, the Company is required to pay to the investor an amount in cash equal to 125% of the outstanding balance of the Notes, plus accrued interest and any other amounts owing. Interest accrues at the rate of 10% per annum. If the Company failed to repay the Notes when due, or if other events of default thereunder apply, a default interest rate of 22% per annum would apply. In addition, if the Company failed to issue stock to the investor within three trading days of receipt of a notice of conversion, the Company must pay a penalty equal to the greater of greater of $500 per day and 2% of the applicable conversion amount or installment amount, as applicable (but, in any event, the cumulative amount of such late fees shall not exceed the applicable conversion amount or installment amount). The Notes were secured by an interest in all right, title, interest, claims and demands of the Company in and to the property described in the Security Agreement, and all replacements, proceeds, products, and accessions thereof.

The Notes  were convertible into shares of our common stock in six tranches, consisting of (i) an initial tranche in an amount equal to $277,500 and any interest, costs, fees or charges accrued thereon or added thereto under the terms of this Note and the other Transaction Documents (as defined in the Securities Purchase Agreement), and (ii) five (5) additional tranches, each in the amount of $55,000, plus any interest, costs, fees or charges accrued thereon or added thereto under the terms of this Note and the other Transaction Documents. Except in the case of a Company default, the Notes are convertible by the investor at a price of $.40 per share. Concurrently with the Securities Purchase Agreement, the Company also issued to the investor  warrants (the "Warrants") to purchase 690,625 shares of the Company’s common stock at an exercise price of $.75 per share subject to adjustment as more fully set forth in the warrant agreement.  The Warrants also contains a cashless exercise provision. The Warrants are for a term of two (2) years.

In accordance with Financial Accounting Standards Board (“FASB”) ASC 815, Derivatives and Hedging, the embedded conversion option in the Convertible Note, as well as the Warrants issued by the Company, are required to be accounted for as derivative instrument liabilities. Such liabilities are initially and continuously carried at fair value with changes in their fair value reported in income in each reporting period. Accounting for the conversion option in the Convertible Note and for the Warrants as derivative instruments is required because both the Convertible Note and the Warrants have down-round anti-dilution protection, or ratchet exercise prices, whereby the conversion or exercise price is reduced if the Company subsequently issues common stock, convertible securities or stock options or stock warrants at a lower price or with a lower exercise or conversion price. Such a provision is inconsistent with the “fixed for fixed” nature of an equity option and therefore the instruments do not meet one of the required tests for equity classification. In addition, because the Convertible Note and the Warrants are denominated in a currency (U.S. dollars) that is different from the Company’s functional currency (Canadian dollars), they do not meet the test of being indexed only to the Company’s common stock. When one or more instruments are accounted for as derivative liabilities at fair value, the proceeds received are first allocated to the initial fair value of those derivative instruments, with any remaining proceeds allocated to the initial carrying value of the Convertible Note, which is accounted for at amortized cost. Interest is accrued on the initial carrying value of the Convertible Note at whatever effective interest rate is required in order to equate the present value of the expected future cash flows associated with the Convertible Note with their initial carrying value. Stated interest on the Note (10% per annum) is not accrued separately but is included in the effective interest rate on the Convertible Note.

The fair value of the embedded conversion option in the Note and the fair value of the Warrants have been calculated using the call option value output from a binomial Lattice model. A binomial Lattice model assumes that the price of the stock that underlies an option follows a probability distribution in which the underlying event only has one of two possible outcomes - the market price of the stock can either go up or go down in the future.

The Lattice valuation model takes into account all of the assumptions that market participants would likely consider in negotiating the transfer of the embedded conversion option and the Warrants, namely, stock price, exercise price, time to expiration, volatility, risk-free rate and dividends.

On April 28, 2014, the Convertible Note was issued as follows:

Total Convertible Note	$552,500
Legal fees	(2,500)
Original Issue Discount	(50,000)

Net Convertible Note	$500,000

Of the $500,000, the Company received net proceeds of $222,500 (after payment of legal fees of $2,500 and consideration of the original issue discount of $25,000).

As at April 28, 2014, the allocation of the debt facility was as follows:

Cash	$222,500
Investor notes receivable	250,000
Assets recorded	472,500

Derivative Liabilities –
Convertible notes – Investors	76,835
Warrants – Investors	200,715
277,550

Convertible notes – Carrying value	58,541
Non-convertible notes – Carrying value	136,409
194,950

Liabilities recorded	$472,500

The Company between November 26, 2014 and December 31, 2014, repaid the entire convertible note balance of $277,500 thus extinguishing the note. Upon the intitail recording of the convertible note and warrants associated with the convertible note, a derivative liability was recorded as the convertible note and warrant each contained embedded derivatives as determined under ASC 815. Since the warrants associated with the convertible note remain outstanding as of December 31, 2014, the derivative liability associated with the warrants remain, however, the extinguishment of the debt resulted in a loss on extinguishment of $65,090 under ASC 470. The Company recognized a loss on the fair value of the derivative liabilities of $76,073 during the year ended December 31, 2014.

The effective interest expense for the Convertible Note for the year ended December 31, 2014 was $140,651.